5. INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative
NOL carryforwards	$ 82,900	$ 84,400
NOL carryforwards available through	Dec. 31, 2036